S000040204 [Member] Investment Strategy - iShares MSCI USA Size Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to achieve a low size exposure, where “low size” refers to a relatively smaller capitalization within the market capitalization range of the Parent Index.
The Underlying Index is constructed by applying a mathematical formula at each rebalancing that reweights the components of the Parent Index, such that the representation of smaller capitalization companies is increased relative to larger capitalization companies.
In addition, at each rebalancing, the Index Provider calculates a “constraint factor” for each component.The constraint factor is the ratio of the component’s weight in the Underlying Index to that component’s weight in the Parent Index. The constraint factor is held constant between each rebalancing, except in the case of corporate events (as defined by the Index Provider). Changes in the relative weight of an individual component in the Parent Index due to market appreciation/depreciation result in that component increasing/decreasing in weight in the Underlying Index to hold the constraint factor for that component constant between each rebalancing. The Underlying Index is rebalanced semi-annually.
As of July 31, 2025, there are 544 component securities in the Underlying Index. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.